Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
15.	Intangible assets

(a)	Details of intangible assets as of December 31, 2023 and 2024 are as follows:

	2023		2024
Goodwill	~~W~~	4,677,204	4,665,417
Software		259,233	235,229
Development cost		464,638	677,572
Others		816,871	541,915

	~~W~~	6,217,946	6,120,133

(b)	Changes in intangible assets for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,683,902	263,341	454,284	406,309	5,807,836
Acquisition		—	90,051	133,709	605,225	828,985
Disposal and write-off		—	(3,901)	(3,560)	(6,793)	(14,254)
Amounts transferred from (to) property and equipment		—	—	(1,550)	—	(1,550)
Impairment (*1)		(5,402)	(4,006)	(1,001)	(273)	(10,682)
Amortization (*2)		—	(91,894)	(131,043)	(168,583)	(391,520)
Effects of changes in foreign exchange rate		(1,296)	5,642	13,799	(19,014)	(869)

Ending balance	~~W~~	4,677,204	259,233	464,638	816,871	6,217,946

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia and life insurance sector at Shinhan Financial Plus Co., Ltd. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, the Group recognized an impairment loss amounting to
~~W~~
1,842 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (
~~W~~
2,934 million decrease comparing to the previous year) due to continuing high price index and domestic foreign economic turndown mainly from the prolongation of the Ukraine crisis, global high interest rates, etc. In addition, as a result of the impairment test for goodwill of Shinhan Financial Plus Co., Ltd., the Group recognized an impairment loss amounting to
~~W~~
3,560 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (
~~W~~
9,750 million decrease comparing to the previous year) due to the underperformance from the cash-generating unit and the reflection of the future outlook. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense, other operating income (expense), and insurance service expense of the consolidated statements of comprehensive income.

	2024
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,677,204	259,233	464,638	816,871	6,217,946
Acquisition		—	67,077	196,292	110,230	373,599
Disposal and write-off		—	(2,822)	(418)	(8,383)	(11,623)
Amounts transferred from (to) property and equipment		—	—	(2,302)	—	(2,302)
Amounts transferred within intangible assets		—	905	165,761	(166,666)	—
Impairment (*1)		(24,513)	—	(715)	(128)	(25,356)
Amortization (*2)		—	(96,335)	(179,302)	(174,341)	(449,978)
Effects of changes in foreign exchange rate		12,726	7,171	33,618	(35,668)	17,847

Ending balance	~~W~~	4,665,417	235,229	677,572	541,915	6,120,133

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at SHINHAN SECURITIES VIETNAM CO., LTD and other sector at Shinhan Asset Trust. As a result of the impairment test for goodwill of SHINHAN SECURITIES VIETNAM CO., LTD., the Group recognized an impairment loss amounting to
~~W~~
1,298 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the reduced trading volume and trading value on the Vietnamese stock market, caused by the global high interest rate environment and domestic and external economic recessions. In addition, as a result of the impairment test for goodwill of Shinhan Asset Trust, the Group recognized an impairment loss amounting to
~~W~~
23,215 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the deterioration of the business environment caused by the slowdown in the real estate and construction sectors. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense, other operating income (expense), and insurance service expense of the consolidated statements of comprehensive income.

(c)	Goodwill

i)	Goodwill allocated in the Group’s CGUs as of December 31, 2023 and 2024 is as follows:

	2023		2024
Banking	~~W~~	768,468	771,156
Credit card		2,891,498	2,901,502
Securities		1,265	—
Life insurance		850,238	850,238
Others		165,735	142,521

	~~W~~	4,677,204	4,665,417

ii)	Goodwill impairment test
The recoverable amounts of each CGU are evaluated based on their respective value in use.
ii-1) Explanation on evaluation method
The discounted cash flow method (DCF) is applied when evaluating the recoverable amounts based on value in use, considering the characteristics of each unit or group of CGU. However, the CGU of life insurance applied an actuarial enterprise valuation methodology based on stochastically expected cash flows in consideration of the characteristics of the insurance business.
ii-2) Projection period
When evaluating the value in use, 5.5 years of cash flow estimates are used in projection and the value thereafter is reflected as terminal value. However, 99 years of cash flow estimates for Shinhan Life Insurance Co., Ltd. is applied and the present value of the future cash flows thereafter is not applied as it is not significant.

ii-3) Discount rates and terminal growth rates
The required rates of return expected by shareholders are applied to the discount rates. It is calculated in consideration of which comprises a risk-free interest rate, a market risk premium and systemic risk (beta factor). In addition, terminal growth rate is estimated based on inflation rate. However, for the life insurance CGU, since its cost of risk is reflected at future cash flows, the current discount rates based on the interest rate term structure of risk-free government bonds that reflects only the time value of money was applied.
Discount rates before tax and terminal growth rates applied to each CGU are as follows:

	Pre-tax discount rate before tax(%)	Perpetual growth rate(%)
Banking	9.5 ~ 15.2	0.0 ~ 2.0
Credit card	11.3 ~ 16.1	1.0 ~ 2.0
Securities	17.2	2.0
Others	10.4 ~ 12.6	1.0
In case of the life insurance CGU, a term structure discount rate of 3.92% ~4.55% was applied for each future period corresponding to future cash flows for 99 years.
ii-4) Key assumptions
Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2024	2025	2026	2027	2028	2029
CPI growth (%)	2.4	2.1	1.5	1.8	1.6	1.6
Private consumption growth (%)	1.1	2.1	2.5	2.6	2.5	2.5
Real GDP growth (%)	2.6	2.7	2.2	2.5	2.7	2.7
Key assumptions used in the discounted cash flow calculations of life insurance (Shinhan life insurance) components are as follows:

Key assumptions
Consumer price index growth rate (Bank of Korea) (%)	2.0
Risk-based confidence level (%)	99.5
ii-5) Total recoverable amount and total carrying amount of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	60,171,578
Total carrying amount (*)		53,827,788

	~~W~~	6,343,790

(*)	It is the carrying amount after reflecting the impairment loss in the securities.